UNSECURED NOTES PAYABLE (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 10, 2021	Sep. 08, 2021	Sep. 30, 2020	Jan. 31, 2019	Jun. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes			$ 200
Issuance of unsecured notes, description					The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx.
Financial liabilities, at fair value						$ 2,500
Shares received						363,718
Loss On Extinguishment Of Debt					$ 220		$ 223
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	60.49%	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	78.32%	78.32%
Portage [Member]
IfrsStatementLineItems [Line Items]
Number of exercise of warrants issued								12,083,395
Number of exercise of warrants outstanding								49,701
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount of Unsecured Notes				$ 3,960
Unsecured Notes interest				7.00%
Payment for settlement			$ 1,770
Warrants exercised			397,604
Exercise Price			$ 6.64
Contractual value of warrants exercised description			The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020, the settlement date, ($9.80 per share) and the warrant exercise (contract) price of $6.64 per share.
Loss On Extinguishment Of Debt							223
Acquistion, description		Company, through SalvaRx, completed a settlement of loans (including interest) to and receivables from iOx for services rendered in exchange for 23,772 ordinary shares of iOx at a price of £162.		Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly-owned subsidiary of SalvaRx (the “Convertible Notes”), of which the Company holds $1.9 million.
O S I [Member]
IfrsStatementLineItems [Line Items]
Accrued interest		$ 150
Iox [Member]
IfrsStatementLineItems [Line Items]
Loss On Extinguishment Of Debt
Number of shares issued		820